S-K 1602(c) Dilution - USD ($)	Jan. 22, 2026	Dec. 31, 2025
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.24
Net Tangible Book Value, Amount of Dilution, per Share		2.77
Net Tangible Book Value, Adjusted, per Share		$ 7.23
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		231,041,500
Net Tangible Book Value, Adjusted		$ 221,819,519
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		30,666,667
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.24
Net Tangible Book Value, Amount of Dilution, per Share		2.77
Net Tangible Book Value, Adjusted, per Share		$ 7.23
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		201,041,500
Net Tangible Book Value, Adjusted		$ 192,831,819
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		26,666,667
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (9,200,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(8,000,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (187,700)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,000,000)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		0.14
Net Tangible Book Value, Amount of Dilution, per Share		9.86
Net Tangible Book Value, Adjusted, per Share		$ 0.13
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		231,041,500
Net Tangible Book Value, Adjusted		$ 1,019,519
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		7,666,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 9.87
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		0.13
Net Tangible Book Value, Amount of Dilution, per Share		9.88
Net Tangible Book Value, Adjusted, per Share		$ 0.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		201,041,500
Net Tangible Book Value, Adjusted		$ 831,819
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		6,666,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 9.88
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(23,000,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(20,000,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (187,700)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,000,000)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.7
Net Tangible Book Value, Amount of Dilution, per Share		3.31
Net Tangible Book Value, Adjusted, per Share		$ 6.69
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		231,041,500
Net Tangible Book Value, Adjusted		$ 166,619,519
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		24,916,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 3.31
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.69
Net Tangible Book Value, Amount of Dilution, per Share		3.31
Net Tangible Book Value, Adjusted, per Share		$ 6.68
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		201,041,500
Net Tangible Book Value, Adjusted		$ 144,831,819
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		21,666,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 3.32
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(5,750,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(5,000,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (6,900,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(6,000,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (187,700)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,000,000)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		5.82
Net Tangible Book Value, Amount of Dilution, per Share		4.19
Net Tangible Book Value, Adjusted, per Share		$ 5.81
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		231,041,500
Net Tangible Book Value, Adjusted		$ 111,419,519
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		19,166,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 4.19
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		5.82
Net Tangible Book Value, Amount of Dilution, per Share		4.19
Net Tangible Book Value, Adjusted, per Share		$ 5.81
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		201,041,500
Net Tangible Book Value, Adjusted		$ 96,831,819
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		16,666,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 4.19
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(11,500,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(10,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (4,600,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(4,000,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (187,700)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,000,000)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.2
Net Tangible Book Value, Amount of Dilution, per Share		5.81
Net Tangible Book Value, Adjusted, per Share		$ 4.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		231,041,500
Net Tangible Book Value, Adjusted		$ 56,219,519
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		13,416,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 5.81
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.2
Net Tangible Book Value, Amount of Dilution, per Share		5.81
Net Tangible Book Value, Adjusted, per Share		$ 4.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (80,206)
Net Tangible Book Value, Proceeds from Offering		201,041,500
Net Tangible Book Value, Adjusted		$ 48,831,819
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		7,666,667
Number of Shares Used, Offering		20,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		11,666,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 5.81
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(17,250,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(15,000,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,300,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,000,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (187,700)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,000,000)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 58,225